Summary of the main accounting policies: (Policies)	12 Months Ended
Dec. 31, 2024
Summary of the main accounting policies:
New standards and amendments

17.1) New standards and amendments

Some of the amendments and improvements that came into effect as of January 1, 2024 were:

●	Classification of liabilities as current or non-current and non-current liabilities with covenants – Amendments to IAS 1. As a result of the adoption of the amendment, the Company included new disclosures. (see Note 10).
●	The Company took into consideration in the preparation of its consolidated financial statements, the Agenda Decision issued by the IFRS interpretations Committee “Disclosure of income and expenses of reportable segments (IFRS 8)” in July 2024. (see Note 2).

Certain amendments to accounting standards have been issued, which are not effective for reporting periods through 31, 2024, and have not been early adopted by the Company. These amendments are not expected to have a material impact on the Company’s current or future reporting periods and foreseeable future transactions.

Consolidation and equity method

17.2) Consolidation and equity method

The Company’s consolidated subsidiaries, for which it has shares as of December 31, 2023 and 2024, are shown below:

	Shareholding
	percentage (%)	Main activity
Aeropuerto de Cancun, S. A. de C. V.	100%	Airport services
Aeropuerto de Cozumel, S. A. de C. V.	100%	Airport services
Aeropuerto de Merida, S. A. de C. V.	100%	Airport services
Aeropuerto de Huatulco, S. A. de C. V.	100%	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.	100%	Airport services
Aeropuerto de Veracruz, S. A. de C. V.	100%	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.	100%	Airport services
Aeropuerto de Tapachula, S. A. de C. V.	100%	Airport services
Aeropuerto de Minatitlan, S. A. de C. V.	100%	Airport services
Cancun Airport Services, S. A. de C. V. (*)	100%	Airport services
Aerostar Airport Holdings, LLC	60%	Airport services
Sociedad Operadora de Aeropuertos Centro Norte, S.A.	100%	Airport services
ASUR Dominicana, LLC. (*)	100%	Commercial
RH Asur, S. A. de C. V.	100%	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.	100%	Administrative services
Asur FBO, S. A. de C. V. (*)	100%	Administrative services
Caribbean Logistics, S. A. de C. V. (*)	100%	Cargo services
Cargo RF, S. A. de C. V. (*)	100%	Cargo services
(*)	These subsidiaries sub-consolidate at Cancun Airport.

Aerostar reports its financial information in IFRS, for purposes of consolidating in the Company. The exchange rate used at 2023 and 2024 year end was Ps.16.92 and Ps.20.79 Mexican pesos per dollar, respectively.

Relevant information on Aerostar and significant non-controlling interest

The condensed financial information of Aerostar, where a significant non-controlling interest is held, at December 31, 2022, 2023 and 2024, is disclosed as shown as follows:

	December, 31
	2022		2023		2024
Condensed statement of financial position
Cash and cash equivalents	Ps.	2,334,403	Ps.	1,518,454	Ps.	850,723
Restricted cash		1,272,106		1,520,581		2,043,625
Other current assets		528,297		165,822		369,479
Total current assets		4,134,806		3,204,857		3,263,827
Financial liabilities:
Current liabilities		(1,184,023)		(1,033,248)		(1,246,162)
Working capital		2,950,783		2,171,609		2,017,665
Land, furniture and equipment		115,798		123,796		199,544
Intangible assets, airport concessions - Net		12,920,453		11,203,531		13,921,262
Other long term assets		90,777		83,208		101,450
Long term debt		(9,891,961)		(8,404,199)		(10,064,073)
Other long term liabilities		(18,265)		(14,295)		(16,503)
Deferred income tax - Net		(547,480)		(523,262)		(574,176)
Shareholders’ equity	Ps.	5,620,105	Ps.	4,640,388	Ps.	5,585,169

	Year ended December, 31
	2022		2023		2024
Condensed statements of comprehensive income
Revenue	Ps.	4,110,028	Ps.	4,174,329	Ps.	4,815,975
Operating cost and expenses		(2,128,925)		(2,390,264)		(3,097,961)
Other income		346,232
Comprehensive financial cost - Net		(459,471)		(412,145)		(421,812)
Net income tax		(59,618)		(52,486)		71,911
Net income for the year		1,808,246		1,319,434		1,368,113
Foreign currency translation		(95,881)		(818,522)		907,659
Total comprehensive income	Ps.	1,712,365	Ps.	500,912	Ps.	2,275,772

On October 20, 2022, Aerostar’s Board of Directors approved a reimbursement of capital contributions for USD165,625 (Ps.2,113,113), and a dividend payment for USD34,375 (Ps.690,833), corresponding to profits for the year 2022, of which 60% corresponds to the Company and 40% to the Avialliance partner. The Company did not change its proportional shareholding in Aerostar, maintaining control with 60% of the capital stock. These payments were not considered a partial disposal of the Company’s interest and the cumulative effects of changes in foreign exchange rates (CTA) were not reclassified to comprehensive income.

On September 22, 2023, Aerostar’s Board of Directors approved a reimbursement of capital contributions for USD20,000 (Ps.255,167), and a decree and payment of a dividend for USD69,000 (Ps.1,225,463), corresponding to profits for the year 2023, of which 60% corresponds to the Company and 40% to the Avialliance partner, applying an IT withholding to the Company for USD3,053. The Company did not change its proportional shareholding in Aerostar, maintaining control with 60% of the capital stock, therefore a disposal was not considered and the cumulative effects of conversion were not reclassified from comprehensive income.

On October 7, 2024, Aerostar’s Board of Directors approved a reimbursement of capital contributions for USD20,000 (Ps.255,167), and a payment of a dividend of USD60,000 (Ps.1,075,823), corresponding to profits for the year 2024, of which 60% corresponds to the Company and 40% to the Avialliance partner, applying a USD1,799 IT withholding to the Company. The Company did not change its proportional shareholding in Aerostar, maintaining control with 60% of the capital stock, therefore a disposal was not considered and the cumulative effects of conversion were not reclassified from comprehensive income.

As regards the non-controlling interest in Aerostar’s subsidiary, there are no significant restrictions on the possibility of gaining access to files or using them for the payment of liabilities.

Airplan Information

Airplan records and reports its financial information in IFRS as adopted in Colombia and their corresponding IFRIC issued by the IASB and in Colombian pesos. For purposes of consolidating Airplan in the Company, a conversion to Mexican pesos is performed. The exchange rate used at 2023 and 2024 year end was Ps.227.92 and Ps. 211.33 Colombian Peso per Mexican Peso, respectively.

a.	Subsidiaries

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Intercompany transactions, balances, revenues and expenses due to transactions between the group companies were eliminated. The non-realized results were also eliminated. The subsidiaries’ accounting policies are consistent with the policies adopted by the Company. The Company uses the purchase method to recognize business acquisitions. The consideration for the acquisition of a subsidiary is determined based on the fair value of the net assets transferred, the liabilities assumed and the capital issued by the Company. The Company defines a business combination as a transaction in which it obtains control of a business, through which it has the power to govern and manage the relevant activities of the of assets and liabilities of said business with the purpose of providing return in the form of dividends, lower costs or other economic benefits directly to investors.

The consideration transferred in the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability that results from a contingent consideration agreement. The identifiable assets acquired, the liabilities and contingent liabilities assumed in a business combination are initially measured at their fair value on the date of acquisition. The Company recognizes any non-controlling interest in the acquired entity based on the proportional part of the non-controlling interest in the net identifiable assets of the acquired entity.

Costs related to the acquisition are recognized as expenses in the consolidated statement of income as incurred.

Goodwill is initially measured as the excess of the consideration paid and the fair value of the non-controlling interest in the acquired subsidiary over the fair value of the identifiable net assets and the liabilities acquired. If the consideration transferred is less than the fair value of the net assets of the acquired subsidiary in the case of a purchase at a bargain price, the difference is recognized directly in the consolidated statement of income. If the business combination is reached in stages, the book value at the date of acquisition of the participation previously held by the Company in the acquired entity, is remeasured at its fair value at the acquisition date. Any loss or gain resulting from such remeasurement is recognized in the results of the year.

b.	Changes in the interests of subsidiaries without loss of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions, which are transactions with shareholders in their capacity as owners. The difference between the fair value of the consideration paid and the interest acquired in the carrying value of the net assets of the subsidiary is recorded in stockholders’ equity. Gains or losses on the sale of non-controlling interests are also recorded in stockholders’ equity.

c.	Disposal of subsidiaries or associates

When the Company loses control or significant influence over one entity, any retained interest in the entity is measured at fair value, recognizing the effect in income. Subsequently, the fair value is the initial carrying amount for the purpose of determining the retained interest as an associate, joint venture or financial asset, as appropriate. Additionally, the amounts previously recognized in Other Comprehensive Income (OCI) relating to those entities are canceled as though the Company had directly disposed of the related assets or liabilities. This means that the amounts previously recognized in OCI are reclassified to income for the period.

If the interest in an associate is reduced, but significant influence is maintained, only a proportional part of the amounts previously recognized in other comprehensive income will be reclassified to results as appropriate.

d.	Acquisition in stages

The additional acquisition in joint venture accounted under the equity method is considered a business combination conducted in stages, which means that the fair value of interest previously acquired was also revalued.

e.Associate

Associates are all entities over which the Group exercises significant influence but not control. Generally, in these entities the Group maintains a participation of between 20% and 50% of the voting rights. Investments in associates are valued using the equity method and are initially recognized at cost (see section h. Equity method).

On May 18, 2023, our subsidiary ASUR Dominicana LLC (ASUR Dominicana), a limited liability company incorporated under the laws of the State of Delaware, United States of America, and is also a subsidiary of Cancun Airport, entered into an investment agreement with Aeropuerto Bávaro International AIB, S.A.S. (AIB), CVC One, Inc., Grupo Abrisa, S.R.L., Muñoz Investment Banking Group Fund, LLC., Abraham Jorge Hazoury Toral and Alberto Alejandro Durán Santana, with the purpose of developing and constructing an international airport in Bávaro, Dominican Republic, agreeing to maintain a 25% stake in the company Aeropuerto Internacional de Bávaro AIB, S.A.S. The contract stipulates an estimated total investment of USD66 million once construction is completed. The initial investment was USD17.8 million. As of December 31, 2024, the construction license for the Bávaro International Airport, S.A.S. has not yet been authorized.

The Company acquired contractual obligations through an investment agreement entered into on May 18, 2023, whose main objective is the development and construction of the Bávaro International Airport in the Dominican Republic. Said agreement mentions that the Company is obliged to acquire up to 25% stake (USD$66 million) in the Bávaro International Airport Company AIB, S.A.S. As of December 31, 2024, the amount pending to be invested amounts to USD$48.1 million, the agreement conditions that this pending obligation must be carried out once approval is obtained with the government where the Airport will be built, said approval does not It is under the control of the Company but of the Dominican Institute of Civil Aviation (IDAC), this future share purchase obligation qualifies as a derivative at fair value through profit or loss, which was not material for its recognition as of December 31, 2023 and 2024. ASUR Dominicana received from AIB a mortgage guarantee on part of the properties corresponding to the Bávaro International Airport AIB, for a total value of USD25 million as a guarantee for the initial payment of ASUR Dominicana’s capital contribution. Additionally, in the event that the construction of the Bávaro International Airport AIB is not carried out, within a period of three years from the initial payment of the capital contribution of the Company, or the Bávaro International Airport AIB, is revoked by the authorities in a definitive and unappealable manner, the current shareholders will purchase the shares of ASUR Dominicana for the total amount that has been paid for them. This right to recover the investment qualified as a financial asset measured at fair value, in addition to the recognition of the equity method within the investment in associates category. As of December 31, 2024, the fair value of the financial asset is recognized within the equity method of 25% of the investment. As of December 31, 2024, there is still no government approval for the construction of the Airport and the fair value of the financial asset is similar to the cost of the investment.

f.Joint arrangements

Under IFRS 11 investments in joint arrangements are classified as a joint operation or joint venture according to the contractual rights and obligations of each investor, instead of the legal structure of a joint arrangement.

g.	Joint ventures

Interest in joint ventures is accounted for using the equity method, subsequent to having been initially recognized at cost in the Consolidated Statement of Financial Position.

On February 20, 2020, our subsidiary Cancun Airport entered into a contractual agreement with Aviation Investments, LLC, to set up a joint venture through a separate legal entity called Airport Development Group, LLC, with each Company holding an interest of 50%. Initial investment amounted to USD500 (Ps.10,556). According to the agreement, decisions on the relevant activities of the entity require unanimous consent of both parties. The Company assessed the nature of the transaction and determined it was a joint venture. Joint ventures are recognized through the equity method. In July 2023, the joint contract with Airport Development Group, LLC was terminated and Aviation Investments, LLC reimbursed ASUR the total amount of its initial participation.

h.	Equity method

Under the equity method, investments are initially recognized at cost and subsequently adjusted to recognize the share in income/loss after acquisition, as well as changes in other comprehensive income. Dividends received or receivable from joint ventures are recognized as a reduction in the carrying amount of the investment.

When the Company’s share of losses in a joint venture equals or exceeds its interest in the joint venture (which includes any long-term interest that, in substance, forms part of the Company’s net investment in the joint venture), the Company does not recognize further losses, unless it has incurred obligations or made payments on behalf of the joint venture.

Unrealized gains from transactions between Group companies and its joint ventures are eliminated to the extent of the Group’s interest in the joint venture. Unrealized losses are also eliminated, unless the transaction shows evidence that the asset transferred is impaired. Accounting policies on the investments recorded under the equity method have been changed where necessary to ensure consistency with the policies adopted by the Company.

i.	Capital reduction in foreign subsidiaries

The capital reductions without change in the proportional percentage of the holding of the parent, is not considered a partial disposition. Since the Group maintains the same ownership percentage and continues to control the subsidiary abroad, the cumulative effects of the translation effect are not reclassified to the statement of comprehensive income.

Conversion of foreign currencies

17.3) Conversion of foreign currencies

Functional currency and reporting currency

Items included in the consolidated financial statements of each of the companies of the Company are measured in the currency of the primary economic environment in which the entity operates, i.e., its “functional currency” which is also the reporting currency. The consolidated financial statements are presented in thousands of Mexican pesos, which is the Company’s functional and reporting currency.

17.3.1) Consolidation of subsidiaries and associates with a functional currency different from the reporting currency

The results and financial position of Aerostar, Airplan and ASUR Dominicana (none of which handle a currency that corresponds to a hyperinflationary economy) expressed in a functional currency other than the reporting currency are converted to the reporting currency as follows:

i.	The assets and liabilities recognized in the consolidated statement of financial position are translated at the exchange rate on the balance sheet date.
ii.	The stockholders’ equity in the consolidated statement of financial position is translated using the historical exchange rates.
iii.	Income and expenses recognized in the consolidated statement of income are translated at the average exchange rate for each year (unless that average is not a reasonable approximation of the effect of translating the results derived from the exchange rates prevailing at transaction dates, in which case the Company uses the respective rates).
iv.	The resulting exchange differences are recognized within OCI.

Goodwill and fair value adjustments that arise on the date of acquisition of a foreign operation to measure them at fair value are recognized as assets and liabilities of the foreign entity and are converted at the closing exchange rate.

17.3.2) Transactions in foreign currency and results from exchange fluctuations

Operations carried out in foreign currency are recorded in the functional currency applying the exchange rates in effect at the transaction date or the exchange rate at the date of the valuation when the items are revalued.

Exchange differences arising from fluctuations in the exchange rates between the transactions and settlement dates, or the consolidated statement of financial position date, are recognized in the consolidated comprehensive income statement.

Cash and cash equivalents

17.4) Cash and cash equivalents

Cash and cash equivalents include cash, bank deposits and other highly liquid investments with low risk of changes in value with immediate realization and original maturities of three months or less. As of December 31, 2023 and 2024, cash and cash equivalents consisted primarily of peso and dollar denominated bank deposits and peso denominated investment bonds issued by the Mexican Federal Government.

Fiduciary rights

17.5) Fiduciary rights

For the administration of the resources of the Concession and the payment of the obligations in charge of Airplan a trust is constituted to which Airplan transfers all the gross income received as remuneration of the contract and all the debt and capital resources obtained for the execution of the concession.

Restricted cash

17.6) Restricted cash

Restricted cash is presented as current if it is expected to be used within 12 months of the filing date. Any funds restricted beyond 12 months are recorded as non-current. Restricted cash includes cash that is restricted in immediate access and use. The nature of the restrictions includes pre-use approvals and restrictions imposed by bond placement contracts and federal agency funds related to capital spending.

Aerostar maintains cash restricted by requirement of the debt contracts in the amount of Ps.1,159,700 and Ps.1,464,532 and PFC in the amount of Ps.360,880 and Ps.579,093 as of December 31, 2023 and 2024, respectively. In Mexico maintains restricted cash of Ps.94,820 as of December 31, 2023, held as part of the fulfillment of its infrastructure investment commitments described in the MDP. (See Note 5.1.), and there is no balance as of December 31, 2024.

Restricted cash is presented in the statement of cash flows within financing activities in relation to the reserves to which it is obligated in accordance with the bond placement agreements and in investment activities, which are related to the investment in airport infrastructure. (See Note 5.1.)

Financial assets

17.7) Financial assets

a.	Classification. - The Company classifies its financial assets into the following measurement categories: a) financial assets measured at amortized cost; b) financial assets subsequently measured at fair value (either through other comprehensive income or through profit or loss). At present, the Company does not hold any financial assets. This classification depends on the business model of the Company to manage its financial instruments and the terms of the instrument’s contractual cash flows. The Company reclassifies financial assets when, and only if, it changes its business model for the management of those assets. The Company’s financial assets are measured at amortized cost, since contractual terms comply with the SPPI (solely payment of principal and interest) requirement, and the Company’s business model whose objective is achieved by collecting cash flows.
b.	Measurement. - At initial recognition, financial assets at amortized cost are measured at fair value plus transaction costs that are directly attributable to their acquisition. Transaction costs of financial assets measured at fair value (through profit or loss or through other comprehensive income) are recognized in profit or loss as incurred. Gains and losses on assets measured at fair value are recorded in profit or loss or in other comprehensive income. Financial assets with embedded derivatives are considered as a whole if it is determined that the cash flows correspond exclusively to the payment of principal and interest. Accounts receivable are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Investment in financial instruments and accounts receivables are included as current assets, except for maturities greater than 12 months following the date of the Statement of Financial Position. These are classified as non-current assets. Loans and, accounts receivable are initially recognized at fair value plus directly attributable transaction costs, and subsequently measured at amortized cost.
c.	Impairment. - Impairment losses are presented as net impairment losses within the operating result. Subsequent recoveries of previously canceled amounts are credited against the same line. For accounts receivable, the Company applies the simplified approach allowed by IFRS 9, which requires that the expected losses over the life of the instrument be recognized from the initial recognition of accounts receivable. (See Note 6.2.).

Leasing

17.8) Leasing

17.8.1) As lessor

The leasing of terminal space made by the Company in its capacity as lessor at the terminals is documented by contracts with either fixed income or monthly fees based on the higher amount of a minimum monthly fee or a percentage of the lessee’s monthly revenue.

Since the leased assets are part of the concession assets and thus do not belong to the Company, there is no transfer of the risks and rewards of ownership and therefore are classified as operating leases.

Revenues from operating leases are recognized in the statement of comprehensive income as non-aeronautical revenues on a straight line basis over the lease term.

Land, furniture and equipment

17.9) Land, furniture and equipment

Furniture and equipment are recorded at cost less accumulated depreciation and impairment loss. The cost includes expenses directly attributable to the acquisition of those assets and all costs associated with placing the assets in the location and in the condition necessary for them to operate as intended by Management.

Land is recorded at cost and it is not depreciated. Depreciation of other items of plant and equipment is calculated on the straight-line method based on the residual values over their estimated useful lives. The useful lives at the acquisition date of the furniture and equipment are as shown as below:

	December 31,
	2023	2024

Furniture equipment	10 to 20%	10 to 20%
Machinery	10 to 20%	10 to 20%
Computer equipment	20 to 33%	20 to 33%
Transportation equipment	20 to 25%	20 to 25%
Improvements to leased premises	10%	10%

The residual values, useful life and depreciation method are reviewed and adjusted, if necessary, on an annual basis.

Intangible assets

17.10) Intangible assets

17.10.1) Concessions

The airports that are part of the Company performed the analysis of the criteria that must be taken into account to know if they are within the scope of IFRIC 12:

a.	The grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them at what price.
●	The grantor does not need to have full price control; it is sufficient that the price is regulated by the grantor, the contract or the regulator.
●	The grantor can control the price through a limit mechanism.
●	The price can vary from fixed price arrangements to those based on a formula up to a maximum price.
b.	The grantor controls, through ownership, the right of benefits or otherwise, any significant residual interest in the infrastructure at the end of the term of the agreement.

Taking into consideration the foregoing, these criteria are applicable to each of the concessions that the Company has, therefore it is considered that their measurement and determination will be within the scope of IFRIC 12. In addition to that, at the end of all the concessions, all assets become the property of the nation in which the concession is located.

Within the scope of IFRIC 12, the respective assets can be classified as:

●	Financial assets: when the licensor establishes an unconditional right to receive cash flows and other financial assets independently of the use of the public service by the users.
●	Intangible assets: only when the licensor agreements do not establish a contractual right to receive cash flows and other financial assets from the licensor, independently of the use of the public service by the users. Airport concessions have been considered within the scope of IFRIC 12 as an intangible asset because they comply with the above provisions and no financial assets have been recognized in that regard.

Mexico:

Rights-to-use airport facilities and airport concessions include the acquisition of the nine airport concessions and the rights acquired.

Amortization is computed using the straight-line method over the estimated useful life of the concessions, (original term of 50 years as of November 1, 1998); 24 years as of December 31, 2024.

Aerostar:

The airport concession right, which includes certain capital expenditures in improvement projects, the intangible asset is recognized at cost less accumulated amortization and impairment losses.

Amortization is calculated using the straight-line method during the term of the agreement (40 years); 28 years as of December 31, 2024.

Airplan:

In the case of Airplan, the right granted by the Concession Contract No. 8000011-OK and Public Tender No. 10000001OL2010, respectively, is recorded as intangible, through which the grantors assign to the Company the regulated and unregulated income corresponding to each of the airports subject of the concession.

In turn, the costs per loan that are related to the works in execution are part of the intangible.

The intangible asset resulting from the recognition and updating of the estimated income of the contract is amortized based on the proportion of the accumulated income of the contract and the total income. Amortization is recognized in the results of the period.

The useful life for amortization was determined as the duration of the concession and amortization is calculated on a linear basis based on the years in which the recovery of the expected income from the financial model that the Company has is expected. The minimum term of the concession is the year 2015, however, in accordance with the complementary works carried out and the measurement of the expected income against the income generated, the concession will have a minimum useful life until the year 2032, or 8 years from December 31, 2024.

17.10.2) Licenses, commercial direct operation (ODC, by its acrony in Spanish) and commercial rights

These items are recognized at their cost less the accrued amortization and any recognized impairment losses. They are amortized on a straight line basis using their estimated useful life, determined based on the expected future economic benefits, and are subject to testing when indication of impairment is identified. The useful lives are linked to the useful life of the concessions (See Note 17.10.1).

The estimated remaining useful lives at December 31, 2024 are as follows:

Licenses Mexico	24	years
ODC Mexico	24	years
Commercial Rights of Aerostar	28	years
Commercial Rights of Airplan	8	years

17.10.3) Goodwill

Goodwill represents the acquisition cost of a subsidiary in excess of the Company’s interest in the fair value of the identifiable net assets acquired, determined at the acquisition date, and it is not subject to amortization. Goodwill is shown separately in the consolidated statement of financial position and is recorded at cost less accumulated impairment losses, which are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

17.10.4) Intangible assets acquired as part of a business combination

When an intangible asset is acquired as part of a business combination, it is recognized at fair value at acquisition date. Subsequently, intangible assets acquired in a business combination, such as commercial rights, are recognized at cost less the accumulated amortization and the accrued amount of impairment losses, see useful lives of these rights in Note 17.10.2.

Impairment of assets

17.11) Impairment of assets

Goodwill and intangible assets with indefinite useful lives are not subject to amortization or depreciation and are subject to annual impairment tests, or more frequently if there are events or circumstances that indicate that they might be affected. Other assets are subject to impairment tests when events or circumstances arise that indicate that their book value might not be recovered. Impairment losses correspond to the amounts where the book value of the asset exceeds their recoverable amount. The recoverable amount of assets is the higher of the fair value of the asset less the costs incurred for its sale and value in use. For impairment assessment purposes, assets are grouped at the lowest levels at which they generate identifiable cash flows separately which are largely independent of the cash flows of other assets or the Company’s assets (cash-generating units). Impaired non-financial assets other than goodwill are reviewed to determine the possible reversal of impairment at the end of each reporting period.

Accounts payable

17.12) Accounts payable

Accounts payable are liabilities with creditors for purchases of goods or services acquired during the regular course of the Company’s operations. When payment is expected over a period of one year or less from the closing date, they are presented under current liabilities. If the foregoing is not complied with, they are presented under non-current liabilities.

Accounts payable are initially recognized at their fair value and are subsequently measured at amortized cost using the effective interest method.

Bank loans and long-term debt

17.13) Bank loans and long-term debt

Loans from financial institutions and long-term debt are initially recognized at their fair value, net of transaction costs. Those funds are subsequently recorded at their amortized cost; any difference between the funds received (net of transaction costs) and the redemption value is recognized in the statement of income during the funding period using the effective interest method.

17.13.1) Debt renegotiation

If the renegotiation results in the cancellation of the original liability because the 10% test is exceeded, the original liability is canceled and any difference is recognized in results when the renegotiation occurs.

If the renegotiation does not result in the cancellation of the financial liability, the value of the new cash flows of the financial liability is calculated, discounted at the original effective interest rate, any difference between the discounted value and the carrying amount is recognized in results and the effective interest rate is prospectively adjusted to include the new costs and commissions.

17.13.2) Costs for loans

Costs for specific and general loans directly attributable to the construction of qualifying assets are capitalized during the period of construction and preparation of the asset for its use. Qualifying assets are those that require a substantial period to be ready and able to be used (usually greater than one year). Financial revenues obtained from temporary investments made with money coming from specific loans that will be used for the construction of qualifying assets are decreased of financial costs eligible for capitalization.

The capitalization of costs for loans in foreign currency that generates interests and losses due to foreign exchange fluctuations, are only capitalized up to the amount of interest that would have been generated by loan in national currency, with similar conditions of time.

Derecognition of financial liabilities	17.14) Derecognition of financial liabilities The Company derecognizes its financial liabilities if, and only if, the obligations of the Company are met, are cancelled or if they expire.
Provisions

17.15) Provisions

Liability provisions represent a present legal obligation or an assumed obligation as a result of past events, when the use of economic resources is likely in order to settle the obligation and when the amount can be reasonably estimated. Provisions are not recognized for future operating losses.

Provisions are measured at the present value of expenses expected to cover the related obligation, using a pretax rate that reflects the actual considerations of the value of money market over time and the specific risks inherent in the obligation. The increase in the provision over time is recognized as an interest expense.

When there are similar obligations, the likelihood of the outflow of economic resources for settling those obligations is determined considering them as a whole. In these cases, the provision thust estimated is recorded, provided the likelihood of the outflow of cash with respect to a specific item considered as a whole is remote.

Deferred IT, and tax on dividends

17.16) Deferred IT, and tax on dividends

The expense for IT includes both the current tax and deferred taxes. Tax is recognized in the statement of income, except when it relates to items recognized directly in OCI or in stockholders’ equity in which case, the tax is also recognized in OCI items or directly in stockholders’ equity, respectively.

Deferred IT were recorded based on the comprehensive method of liabilities, which consists of recognizing deferred taxes on all temporary differences between the book and tax values of assets and liabilities to be materialized in the future at the enacted or substantially enacted tax rates in effect at the consolidated financial statement date. (See Note 13 a.)

Deferred tax assets are only recognized to the extent that it is probable future tax profits are expected to be incurred against which temporary differences can be offset.

The balances of deferred income tax assets and liabilities are offset when there is an enforceable legal right for each entity to offset current tax assets against current tax liabilities and when deferred income tax assets and liabilities are related to the same tax authority.

Current IT is made up of IT, which is recorded under income for the year in which they are incurred. The tax is based on taxable income.

To determine the IT the applicable rate in Mexico for 2022, 2023 and 2024 was 30%, the applicable rate for Airplan, according to Colombian legislation for 2022, 2023 and 2024 was 35%, and the applicable rate for Aerostar, in accordance with Puerto Rico law, for 2022, 2023 and 2024 was 10%.

Deferred tax assets and liabilities from the temporary differences arising from the investments in subsidiaries and joint businesses are recognized, except when the Company controls the reversal period for such temporary differences and it is likely that the temporary differences will not be reverted in a near future.

Aerostar and Airplan hold undistributed retained earnings which, if pay as dividends, would require the beneficiaries to pay tax (See Note 12). As of January 1, 2024, The Company recognized the liability for deferred taxes as there is a taxable temporary difference for the retained earnings by Aerostar and Airplan. As of December 31, 2024, the balance of the deferred income tax recognized at the Cancun Airport on the undistributed retained earnings from Aerostar and Airplan amounts to Ps.710,991.

Stockholders' equity

17.17) Stockholders’ equity

Capital stock, capital reserves and retained earnings are expressed at their historical cost. The capital reserves consist of the legal reserve, the reserve to repurchase own shares.

Basic and diluted earnings per share

17.18) Basic and diluted earnings per share

Basic earnings per share were computed by dividing the net income for the year attributable to controlling interest (Ps. 9,986,548 in 2022, Ps.10,203,713 in 2023 and Ps.13,551,429 in 2024) by the weighted average number of shares outstanding in 2022, 2023 and 2024. The number of shares outstanding for the periods from January 1 to December 31, 2022, 2023 and 2024 were 300 million. The basic ordinary earnings share for the year ended as of December 31, 2022, 2023 and 2024 was Ps.33.29, Ps.34.01 and Ps.45.17, respectively, are expressed in pesos, the diluted earnings per share is equal to the basic earnings per share.

Financial reporting by segments

17.19) Financial reporting by segments

The segment financial information is presented in a manner that is consistent with the internal reporting provided to the General Directors in charge of making operational decisions, allocating resources and assessing the performance of the operating segments.

The Company determines and evaluates the performance of its airports (operating profit) on an individual basis, after allocating personnel costs and other costs of “Services”, which are incurred by a Company’s subsidiary which hires some of the Company’s employees. The performance of these (Services) is determined and assessed separately by management. All the airports provide substantially the same services to their clients. All airports provide substantially the same services to their customers. Note 2 includes the financial information related to the Company’s different segments, which includes Cancun and subsidiaries (Cancun), showing separately due to its importance Aerostar Airport Holdings (Aerostar) and Sociedad Operadora de Aeropuertos (Airplan) respectively, the Aeropuerto de Villahermosa (Villahermosa), the Aeropuerto de Mérida (Mérida), and Services. The financial information of Servicios Aeroportuarios del Sureste, S. A. de C. V., RH Asur, S. A. de C. V. and of the holding company (including the investment of the Company in its subsidiaries) has been grouped and is included in the “Services” column. The remaining six airports has been grouped in the column “Others”. The elimination of the investment of the Company in its subsidiaries is included in the “Consolidation Adjustments” column.

Resources are assigned to the segments based on the significance of each one to the Company’s operations. Transactions among operating segments are recorded at their fair value.

Revenue recognition	17.20) Revenue recognition The accounting policies for the Company’s revenue from contracts with customers are explained in Note 3.
Government grants

17.21) Government grants

Government grants are recognized at their fair value when there is reasonable guarantee that the grant will be received, and the Company will comply with all the conditions set.

Government grants associated with income are presented in the period’s income/loss as deductions of the related expenses. Grants received as compensation for expenses or to provide immediate financial support to the entity, with no related subsequent costs, are recognized in income/loss for the period in which they become payable.

Government grants associated with assets are presented in the Statement of Financial Position as deductions of the carrying amount of related assets. They are recognized in income/loss throughout the life of the asset, which is amortized as a reduction of the related expense that the grant intends to offset.

Government grants will be recognized in income/loss on a systematic basis throughout the periods in which the entity recognizes the related costs that the grant intends to offset as expenses.

Note 4.1 discloses information on how the Company records government grants received as recovery of expenses.